Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Debt [Table Text Block]
The Company’s net carrying amount of debt is comprised of the following:

	September 30,	December 31,
	2014	2013
IM Term Loan	$13,000,000	$13,000,000
JR Term Loan	9,000,000	–
IM Seller Note	5,284,000	5,045,000
JR Seller Notes	4,318,000	–
Contingent obligation – IM Seller	5,766,000	6,681,000
Contingent obligation – JR Seller	3,784,000	–
Total	41,152,000	24,726,000
Current portion	2,500,000	565,000
Total long-term debt	$38,652,000	$24,161,000

The Company’s net carrying amount of debt is comprised of the following:

	December 31,
	2013	2012
Term Note	$13,000,000	$12,579,000
Seller Note	5,045,000	6,306,000
Contingent obligation – due to seller	6,681,000	11,466,000
Other long term liabilities	57,000	45,000
Total	24,783,000	30,396,000
Current portion	565,000	1,350,000
Total long term debt	$24,218,000	$29,046,000

Schedule Optional Prepayment Applicable Premium Percentage [Table Text Block]
Optional Prepayment.  IM Brands could have prepaid the Old Loan in whole or in part in increments of $500,000, provided that IM Brands paid the following premiums in connection with the prepayment:

Period	Applicable Premium
Prior to September 29, 2013	2%
Prior to September 29, 2014	1%
On or After September 29, 2014	0%

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled quarterly principal payments are as follows:

Date of Payment	Amount of Principal Payment

April 1, 2015, July 1, 2015, October 1, 2015 and January 1, 2016	$375,000

April 1, 2016, July 1, 2016, October 1, 2016 and January 1, 2017	$625,000

April 1, 2017, July 1, 2017, October 1, 2017 and January 1, 2018	$750,000

April 1, 2018, July 1, 2018, October 1, 2018 and January 1, 2019	$500,000

Debt Instrument Principal Payments [Table Text Block]
Scheduled principal payments (including amortization of imputed interest) are as follows:

			Amount
			Payable in
		Amount	Cash with	Amount
	Payment	Payable in	Restrictions	Payable in
Payment Date	Amount	Cash (i)	(ii)	Stock (iii)
December 24, 2013	$1,500,000	$1,500,000	$–	$–
January 31, 2015	$750,000	$500,000	$250,000	$250,000
January 31, 2016	$750,000	$–	$750,000	$750,000
September 30, 2016	$4,377,432	$–	$–	$4,377,432

(i)	$1,500,000 was paid prior to December 31, 2013.
(ii)
Amounts payable in cash with restrictions are subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.

(iii)
This includes the last payment on the Amended Maturity Date and may include amounts payable in cash with restrictions whereby BHI provides approval and the amount would be paid with the Company’s Common Stock. Amounts payable with the Company’s Common Stock shall be subject to the provisions described above.

Scheduled principal payments (including amortization of imputed interest) are as follows:

Payment Date	Payment Amount	Amount Payable in Cash (i)	Amount Payable in Cash with Restrictions (ii)	Amount Payable in Stock (iii)
December 24, 2013	$1,500,000	$1,500,000	$-	-
January 31, 2015	$750,000	$500,000	$250,000	$250,000
January 31, 2016	$750,000	$-	$750,000	$750,000
September 30, 2016	$4,377,432	$-	$-	$4,377,432

(i)	$1,500,000 was paid prior to December 31, 2013.

(ii)
Amounts payable in cash with restrictions are subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.

(iii)
This includes the last payment on the Amended Maturity Date and may include amounts payable in cash with restrictions whereby BHI provides approval and the amount would be paid with the Company’s Common Stock. Amounts payable with the Company’s Common Stock shall be subject to the provisions described above.

Schedule Of Royalty Targets and Percentage Of Potential Earn Out Value [Table Text Block]
The royalty targets and percentage of the potential earn-out value are as follows:

	ROYALTY	EARN- OUT
ROYALTY TARGET PERIOD	TARGET	VALUE

Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

% OF
EARN- OUT
APPLICABLE	VALUE
PERCENTAGE	EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The royalty targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIOD	ROYALTY TARGET	EARN-OUT VALUE

Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

IM Term Loan [Member]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments are as follows:

Amount of
Principal
Date of Payment	Payment

October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015	$250,000
October 1, 2015, January 1, 2016, April 1, 2016 and July 1, 2016	$625,000
October 1, 2016, January 1, 2017, April 1, 2017 and July 1, 2017	$750,000
October 1, 2017, January 1, 2018 and April 1, 2018	$875,000
July 1, 2018	$3,875,000

JR Term Loan [Member]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled quarterly principal payments are as follows:

Amount of
Principal
Date of Payment	Payment

April 1, 2015, July 1, 2015, October 1, 2015 and January 1, 2016	$375,000
April 1, 2016, July 1, 2016, October 1, 2016 and January 1, 2017	$625,000
April 1, 2017, July 1, 2017, October 1, 2017 and January 1, 2018	$750,000
April 1, 2018, July 1, 2018, October 1, 2018 and January 1, 2019	$500,000

Term Loan [Member]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments are as follows:

Date of Payment	Amount of Principal Payment

October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015	$250,000

October 1, 2015, January 1, 2016, April 1, 2016 and July 1, 2016	$625,000

October 1, 2016, January 1, 2017, April 1, 2017 and July 1, 2017	$750,000

October 1, 2017, January 1, 2018 and April 1, 2018	$875,000

July 1, 2018	$3,875,000